Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Licenses
Balance, beginning of period	$ 1,401,126	$ 1,456,794
Acquisitions	41,707	16,540
Divestitures		(59,419)
Transferred to Assets held for sale	(56,809)	(16,027)
Exchanges, net	55,780
Other	1,634	3,238
Balance, end of period	1,443,438	1,401,126
Goodwill
Balance, beginning of year	387,524	421,743
Divestitures	(1,092)	(505)
Transferred to Assets held for sale	(16,281)
NY1 & NY2 Deconsolidation		(33,714)
Balance, end of year	$ 370,151	$ 387,524